8. Capital Stock (Details 3) - Options - CAD / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Weighted average exercise price	CAD 1.73	CAD 1.73	CAD 0
Options Outstanding	505,000	505,000	0
Weighted Average Remaining Contractual Life (Years)	4 years 2 months 12 days	4 years 8 months 12 days
Options Exercisable	291,667	195,000
Weighted Average Exercise Price	CAD 1.73	CAD 1.73
Weighted Average Remaining Contractual Life (Years)	4 years 2 months 12 days	4 years 8 months 12 days